Income Taxes - Schedule of Effective Tax Rate to the Statutory Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Tax Rate to the Statutory Federal Income Tax Rate [Abstract]
Tax benefit at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	0.20%	1.50%
Permanent items	(0.60%)	(11.80%)
Federal business credits	(0.80%)	(0.40%)
Valuation allowance	(14.90%)	(10.30%)
Other	(4.90%)
Effective income tax rate